Business Agreements (Details)			1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 25, 2017 USD ($) treatment	Dec. 18, 2013 USD ($)	Dec. 31, 2013 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) treatment shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2017
Variable Interest Entity
Revenues								$ 295,000	$ 653,000	$ 277,000
Amount contributed		$ 1,500,000	$ 1,500,000
Equity interest		50.00%	50.00%
Percentage of ownership control with disputes resolved through arbitration		50.00%	50.00%
Voting rights								50.00%
Loss from equity method investment				$ (4,000)	$ (454,000)	$ (4,000)	$ (875,000)	$ (1,018,000)	(1,542,000)	(1,561,000)
Investment in joint venture				142,000		142,000		146,000	65,000
Additional contribution in joint venture								1,100,000	1,750,000	1,500,000
OvaXon, LLC
Variable Interest Entity
Equity interest											50.00%
Loss from equity method investment				$ 0	$ (500,000)	$ 0	$ 900,000	(1,000,000)	(1,500,000)	$ (1,500,000)
Investment in joint venture								$ 100,000	100,000
OvaTure Collaboration
Variable Interest Entity
Period of commercial milestone payment after the first commercial sale of collaborative arrangement								3 months
MGH and Harvard
Variable Interest Entity
License and patent-related fees								$ 400,000
Contingent milestone payments								10,700,000
IVF Japan
Variable Interest Entity
Initial term of agreement (in years)	1 year
Period of material breach (in years)	30 days
Fixed fee revenue per treatment cycle	$ 1,000
Reimbursed amount of lab operations and personnel costs	$ 200,000							55,000
Number of excess treatment cycles | treatment	100
Fixed fee revenue per excess treatment cycle	$ 2,000
Revenues								63,400
Fees for treatment cycles	$ 50,000							$ 8,400
IVF Japan | Minimum
Variable Interest Entity
Number of excess treatment cycles | treatment								50
Intrexon
Variable Interest Entity
Amount contributed		$ 1,500,000
Equity interest		50.00%
Percentage of ownership control with disputes resolved through arbitration		50.00%
Additional contribution in joint venture								$ 1,100,000	$ 1,800,000
Intrexon | OvaTure Collaboration
Variable Interest Entity
Issuance of common stock shares upon execution of collaborative arrangements (in shares) | shares								273,224
Vesting of Founders Stock								$ 2,500,000
Technology access fee payable in cash upon specified passage of time								$ 2,500,000